Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 8,496	$ 11,390
Restricted cash	50	50
Short-term investments		3,000
Prepaid expenses and other current assets	442	303
Total current assets	8,988	14,743
Equipment and furnishings, net of accumulated depreciation of $702 and $632, in 2014 and 2013, respectively	183	177
Other assets	18	18
Total assets	9,189	14,938
Current liabilities:
Accounts payable	285	163
Accrued expenses and other current liabilities	1,002	1,795
Deferred revenue	47	118
Total current liabilities	1,334	2,076
Commitments and contingencies (Note 6)
Stockholders' equity (Note 8):
Preferred stock	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized; 21,984,272 and 11,788,045 shares issued and outstanding at December 31, 2014 and 2013, respectively	2	1
Additional paid-in capital	48,047	40,969
Accumulated deficit	(46,882)	(38,082)
Total stockholders' equity	2,745	4,942
Total liabilities, convertible preferred stock and stockholders' equity	9,189	14,938
Series A Convertible Preferred Stock [Member]
Convertible preferred stock (Note 7):
Series A convertible preferred stock, $0.0001 par value, 15,000 shares authorized; 5,110 and 7,920 shares issued and outstanding at December 31, 2014 and 2013, respectively (at liquidation value)	5,110	7,920
Series A-1 Convertible Preferred Stock [Member]
Stockholders' equity (Note 8):
Preferred stock	1,578	2,054
Total stockholders' equity	$ 1,578	$ 2,054